Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 31, 2023	Jan. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 – Subsequent Events

The Company has evaluated subsequent events through the filing date of this Form 10-Q and determined that the following subsequent events have occurred that would require recognition in the consolidated financial statements or disclosures in the notes thereto.

On November 9, 2023, the Company entered into an agreement to issue a total of 250,000 shares of its Class A Common Stock to Pete O’Heeron, Chairman of the Board, Treasurer, Secretary & Director of the Company. The consideration paid for the Class A Common Stock was $9,525 ($0.0381 per share). As a result, the Company had a change of control as a result of the issuance of 250,000 shares of Class A Common Stock. Prior to issuance of the Class A Common Stock on November 9, 2023, the Company held 250,000 Class A shares with 200 votes each for 50,000,000 votes, and now the total held for Class A shares is 500,000 with 200 votes each or a total of 100,000,000 votes.

On November 16, 2023, the Company granted 1,550,000 options to an employee, an officer and members of the board of directors. The options expire ten years following issuance and have an exercise price of $0.04. The options vest upon issuance.

On November 20, 2023, the Company entered into an agreement with a consultant to provide geological services and support to the Company on an as required basis. As compensation, the Company pays a $4,000 per month stipend, plus field work at $300 per day, granted the consultant 10,000 options at signing and monthly stock options of 4,000 per month. The options expire in three years.

On November 21, 2023, the Company engaged NISS Drilling Services to undertake diamond core drilling at Liberty Star’s Red Rock Canyon Gold Project (“RRC”) within the larger Hay Mountain Project (“HMP”) in southeast Arizona and HMP Target 1 near the RRC, for first drilling of our gold and copper properties. As of December 4, 2023, NISS drilling crew and equipment are on-site at the Hay Mountain Project, along with Liberty Star’s exploration crew supervising the program.

NOTE 14 – Subsequent events

Amendments to Articles of Incorporation

On February 6, 2023, the Company, filed a Certificate of Amendment with the Secretary of State of Nevada for the purpose of amending its Articles of Incorporation to increase authorized number of the Company’s Class A Common Stock, par value $0.00001 per share (the “Class A Shares”) by 300,000.

Extension of Expiration Date

Effective February 6, 2023, the Company extended all warrants issued by the Company which expired or will expire during the year 2023. These warrants are extended for an additional three years.

Securities Purchase Agreements

On February 3, 2023, the Company entered into a Securities Purchase Agreement (the “February 2023 Securities Purchase Agreement”) with 1800 Diagonal Lending LLC. (“1800 Diagonal”). Pursuant to the terms of the February 2023 Securities Purchase Agreement, the Company agreed to issue a convertible promissory note (the “February 2023 Note”) to 1800 Diagonal in the aggregate principal amount of $48,675. Effective February 2, 2023, the Company issued the February 2023 Note to 1800 Diagonal consistent with the terms of the February 2023 Securities Purchase Agreement. The February 2023 Note bears interest at 8%, with a 10% Original Issue Discount and matures on February 2, 2024. Pursuant to the terms of the February 2023 Note, the outstanding principal and accrued interest on the note shall be convertible into shares of the Company’s common stock as set forth therein.

On March 27, 2023, the Company entered into a Securities Purchase Agreement (the “March 2023 Securities Purchase Agreement”) with 1800 Diagonal. Pursuant to the terms of the March 2023 Securities Purchase Agreement, the Company agreed to issue a convertible promissory note (the “March 2023Note”) to 1800 Diagonal in the aggregate principal amount of $48,625. Effective March 24, 2023, the Company issued the March 2023 Note to 1800 Diagonal consistent with the terms of the March 2023 Securities Purchase Agreement. The March 2023 Note bears interest at 8%, with a 9% Original Issue Discount and matures on March 24, 2023. Pursuant to the terms of the March 2023 Note, the outstanding principal and accrued interest on the note shall be convertible into shares of the Company’s common stock as set forth therein.

Loan agreement with related party

On March 14, 2023, the Company entered into a secured note in the principal amount of $16,750, with the Company’s CEO. The notes bear interest at 3.15% and matures on March 15, 2028. The Company issued 250,000 shares of common stock as collateral on the note.

Shares Issued for Conversion of Notes

On February 7, 2023, the Company issued a total of 169,875 shares of our common stock for conversions of $15,000 in principal for the July 2022 Note at the exercise price of $0.0883.

On February 13, 2023, the Company issued a total of 190,800 shares of our common stock for conversions of $15,138 in principal and $1,806 of accrued interest for the July 2022 Note at the exercise price of $0.0888.

On April 3, 2023, the Company issued a total of 272,109 shares of our common stock for conversions of $12,000 in principal for the September 2022 Note at the exercise price of $0.0441.

On April 17, 2023, the Company issued a total of 252,632 shares of our common stock for conversions of $12,000 in principal for the September 2022 Note at the exercise price of $0.0475.

On April 28, 2023, the Company issued a total of 365,854 shares of our common stock for conversions of $15,000 in principal for the September 2022 Note at the exercise price of $0.0410.

Other

On May 8, 2023, the Company entered into a one year service agreement with a multimedia news organization and events management firm. Per the agreement, the Company will compensate the multimedia news organization and events management firm $45,000 for their services.